Recent accounting pronouncements	12 Months Ended
Dec. 31, 2016
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
3.	Recent accounting pronouncements:

During the year ended December 31, 2016, the Company adopted ASU 2015-03, “Simplifying the Presentation of Debt Issuance Costs”, issued by the Financial Accounting Standards Board (the “FASB”) in April 2015. ASU 2015-03 changes the presentation of debt issuance costs in financial statements such that an entity presents such costs in the balance sheet as a direct deduction from the related debt liability rather than as an asset. Amortization of the costs is reported as interest expense. As a result of the adoption, the Company reclassified unamortized debt issuance costs of $88 as of December 31, 2015 from other assets to a reduction in the current portion of long-term debt and $314 as of December 31, 2015 from other long-term assets to a reduction in long-term debt on the consolidated balance sheet.

During the year ended December 31, 2016, the Company adopted ASU 2014-15 “Presentation of Financial Statements – Going Concern, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern”, which requires management to assess at each interim and annual reporting period whether substantial doubt exists about the Company’s ability to operate as a going concern. Substantial doubt exists if the Company will be unable to meet its obligations as they become due within one year after the financial statement issue date. If there is substantial doubt, additional disclosures are required.

During the year ended December 31, 2016, the Company adopted ASU 2015-02 “Consolidation – Amendments to the Consolidation Analysis”. There was no impact to the consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, “Classification of Certain Cash Receipts and Cash Payments”. The amendments in ASU 2016-15 provide cash flow statement classification guidance on the following eight topics: 1. Debt Prepayment or Debt Extinguishment Costs; 2. Settlement of Zero-Coupon Debt Instruments or Other Debt Instruments with Coupon Interest Rates That Are Insignificant in Relation to the Effective Interest Rate of the Borrowing; 3. Contingent Consideration Payments Made after a Business Combination; 4. Proceeds from the Settlement of Insurance Claims; 5. Proceeds from the Settlement of Corporate-Owned Life Insurance Policies, including Bank-Owned Life Insurance Policies; 6. Distributions Received from Equity Method Investees; 7. Beneficial Interests in Securitization Transactions; and 8. Separately Identifiable Cash Flows and Application of the Predominance Principle. The standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. The Company is evaluating the new guidance to determine the impact it will have on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, “Improvements to Employee Share-Based Payment Accounting”. ASU 2016-09 simplifies several aspects of accounting for employee share-based payment transactions, including accounting for income taxes, forfeitures and statutory tax withholding requirements, as well as classification in the statements of cash flows.  The standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. The Company is evaluating the new guidance to determine the impact it will have on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, “Leases”, which requires lessees to recognize all leases, including operating leases, with a term greater than 12 months on the balance sheet, for the rights and obligations created by those leases. The accounting for lessors will remain largely unchanged from the existing accounting standards. The standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Company is evaluating the new guidance to determine the impact it will have on its consolidated financial statements.

In May 2014, the FASB issued guidance codified in ASC 606, Revenue Recognition – Revenue from Contracts with Customers (“ASC 606”), which replaces the guidance in former ASC 605, Revenue Recognition. The amendment was the result of a joint effort by the FASB and the International Accounting Standards Board to improve financial reporting by creating common revenue recognition guidance for U.S. GAAP and international financial reporting standards ("IFRS"). The joint project clarifies the principles for recognizing revenue and develops a common revenue standard for U.S. GAAP and IFRS. ASC 606 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. ASC 606 may be adopted using one of two methods: full retrospective or modified retrospective. Under the full retrospective approach, retrospective application is applied to each prior reporting period presented. Under the modified retrospective approach, retrospective application is applied with the cumulative effect of initially applying the update recognized at the date of initial application. The Company anticipates the adoption of ASC 606 under the modified retrospective approach on January 1, 2018. The Company’s evaluation of the impact of the new guidance on its consolidated financial statements is ongoing, however it currently anticipates that the standard may have an impact on the timing of revenue recognition of the Company’s individual long-term contracts without changing the total amount of revenue recognized. There is expected to be no changes to the treatment of cash flows and cash will continue to be collected in line with contractual terms.